Cash and cash equivalents (Details) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)		Mar. 31, 2026 USD ($)		Mar. 31, 2025 INR (₨)		Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	[1]	Mar. 31, 2023 INR (₨)
Cash and Cash Equivalents [Abstract]
Cash on hand	₨ 1				₨ 1
Balances with banks	14,249				12,142
Term deposits with banks (original maturities less than 3 months)	1,118				2,511
Cash and cash equivalents in the statement of financial position	15,368		$ 164		14,654
Bank overdrafts used for cash management purposes	0				61
Cash and cash equivalents in the statement of cash flows	15,368	[1]	$ 164	[1]	14,593	[1]	$ 156	₨ 7,107		₨ 5,779
Balance in unclaimed dividend account	73				80
Other restricted cash balances	296				464
Total restricted cash balances	₨ 369				₨ 544

[1]	Adjusted for bank overdraft of Rs.61 for the year ended March 31, 2025.